Note 7 - Due to Related Parties (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 08, 2021
Repayments of Related Party Debt		$ (0)	$ 250,000
Banner Midstream Corp. [Member]
Repayments of Related Party Debt				$ 250,000	$ 1,009,569
Debt Conversion, Original Debt, Amount					575,000
Gain (Loss) on Conversion of Debt					(1,239,441)
Debt Conversion, Accrued Interest Converted, Amount					15,000
Banner Midstream Corp. [Member] | Notes Payable [Member]
Proceeds from Related Party Debt					603,553
Repayments of Related Party Debt					1,622,566
Banner Midstream Corp. [Member] | Ecoark Holdings [Member]
Due to Related Parties, Total				8,777,545	6,614,217
Banner Midstream Corp. [Member] | Zest Labs [Member]
Due to Related Parties, Total					10,511
Banner Midstream Corp. [Member] | Board Member of Ecoark Holdings [Member]
Due to Related Parties, Total						$ 250,000
Banner Midstream Corp. [Member] | Board Member of Ecoark Holdings [Member] | Debt Face Amount [Member]
Repayments of Debt	$ 250,000
Banner Midstream Corp. [Member] | Board Member of Ecoark Holdings [Member] | Accrued Interest [Member]
Repayments of Debt	$ 22,705
Interest Expense, Debt, Total				13,459	$ 83,276
Banner Midstream Corp. [Member] | Board Member of Ecoark Holdings [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Banner Midstream Corp. [Member] | Board Member of Ecoark Holdings [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage						15.00%
Banner Midstream Corp. [Member] | Officer [Member]
Due to Related Parties, Total				$ 116,000